Deferred Tax Assets and Liabilities Arising from Temporary Differences (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Receivables	$ 125,159	$ 110,332
Alliance and product supply agreement	7,775	9,849
Accrued liabilities	163,770	127,073
Net operating loss carryforwards	118,745	11,272
Other	64,120	49,096
Deferred tax assets	479,569	307,622
Valuation allowance	(15,642)	(10,998)
Net deferred tax assets	463,927	296,624
Intangible assets	(439,203)	(377,456)
Property and equipment	(164,404)	(110,472)
Other	(3,036)	(4,072)
Deferred tax liabilities	(606,643)	(492,000)
Net deferred tax liabilities	$ (142,716)	$ (195,376)